Goods and Service Tax and Other Credits Receivable	6 Months Ended
Jun. 30, 2025
Goods and Service Tax and Other Credits Receivable [Abstract]
Goods and service tax and other credits receivable

5. Goods and service tax and other credits receivable

The Company’s balance of goods and service tax and other credits receivable from government authorities as of June 30, 2025 and December 31, 2024, consist of the following:

	June 30,	December 31,
	2025	2024
Tax deducted at source and tax collected at source receivable	$15,087	$3,283
Input goods and service tax credit	612,343	643,475
	$627,430	$646,758